Loans to customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans To Customers
Loans to individuals (i)	$ 5,864,270	$ 3,691,436
Loans to companies	252,185	22,334
Total loans	6,116,455	3,713,770
Loan ECL allowance	(794,570)	(512,134)
Total Loan ECL allowance	(794,570)	(512,134)
Total receivables	5,321,885	3,201,636
Fair value adjustment - portfolio hedge (note 19)	(0)	698
Total	$ 5,321,885	$ 3,202,334